Note 54 Remuneration For Non Executive Directors Explanatory (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	€ 4,300	€ 4,293
José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		527	527
Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		567	567
Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		332	278
Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		349	349
Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	107	0
Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	43	172
Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		238	238
José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		342	342
Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		238	238
Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		458	512
Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		264	236
Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		449	449
Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		172	172
Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		214	€ 214
Board of Directors Chairman [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	1,684
Board of Directors Chairman [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]	107
Board of Directors Chairman [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	32
Board of Directors Chairman [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Board of Directors Chairman [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		129
Executieve Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	667
Executieve Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		167
Executieve Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		167
Executieve Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]
Executieve Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]
Executieve Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		167
Executieve Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		167
Executieve Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Executieve Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	431
Audit And Compliance Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		66
Audit And Compliance Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		165
Audit And Compliance Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		66
Audit And Compliance Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]
Audit And Compliance Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]
Audit And Compliance Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		66
Audit And Compliance Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		66
Audit And Compliance Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Audit And Compliance Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	642
Risk Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		107
Risk Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		107
Risk Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]
Risk Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]
Risk Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		214
Risk Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		107
Risk Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		107
Risk Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Risk Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	278
Remuneration Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		107
Remuneration Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]
Remuneration Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]
Remuneration Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		43
Remuneration Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		43
Remuneration Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Remuneration Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		43
Remuneration Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		43
Appointments Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	301
Appointments Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		115
Appointments Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		46
Appointments Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]
Appointments Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]
Appointments Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		46
Appointments Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		46
Appointments Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		46
Appointments Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Appointments Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1]	168
Technology And Cybersecurity Committee [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		43
Technology And Cybersecurity Committee [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2]
Technology And Cybersecurity Committee [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3]	11
Technology And Cybersecurity Committee [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		43
Technology And Cybersecurity Committee [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		29
Technology And Cybersecurity Committee [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation
Technology And Cybersecurity Committee [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation		43
Other positions [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[1],[4]	130
Other positions [Member] | José Miguel Andrés Torrecillas [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]	50
Other positions [Member] | Jaime Caruana Lacorte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | Raúl Galamba de Oliveira [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]	53
Other positions [Member] | Belén Garijo López [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | Connie Hedegaard [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[2],[4]
Other positions [Member] | Sunir Kumar Kapoor [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[3],[4]
Other positions [Member] | Lourdes Maiz Carro [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | José Maldonado Ramos [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | Ana Peralta Moreno [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | Juan Pi Llorens [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]	27
Other positions [Member] | Ana Revenga Shanklin [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | Susana Rodriguez Vidarte [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | Carlos Salazar Lomelín [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]
Other positions [Member] | Jan Verplancke [Member]
Remuneration For Non Executive Directors [Line Items]
Key management personnel compensation	[4]

[1]	(4) Includes amounts corresponding to membership of the Board and its various committees during the 2022 and 2021 financial years.
[2]	(2) Director appointed by the General Meeting held on March 18, 2022. Remuneration received based on date of acceptance of office.
[3]	(3) Director who left office on March 18, 2022. Remuneration for the term of office in 2022.
[4]	(1) Amounts perceived in 2022 and 2021 by José Miguel Andrés Torrecillas, as Deputy Chair of the Board, Juan Pi Llorens, as Lead Director (until April 28, 2022) and Raúl Galamba de Oliveira (from its appointment as Lead Director on April 28, 2022).